Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions (Textual)
Related party rent expense	$ 71,144	$ 55,715	$ 54,550
Total rent income	83,659	37,599	0
Purchase to Materials	2,202,942	85,767	0
Elecrtricity sold	6,971	27,175	0
Sold to fixed assets	$ 0	$ 92,571	$ 0